Global Strategy Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI Index (net)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.49%	10.06%	9.23%
Glb Strat Blended Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.71%	6.41%	6.53%
None
Prospectus [Line Items]
Average Annual Return, Percent	12.15%	3.96%	3.37%